Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000161548 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.10%
C000161548 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.30%
C000161548 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.90%
C000161548 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161548 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161548 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161548 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161548 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161548 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161548 | FR_780087953
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161548 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	17.00%
C000161551 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.10%
C000161551 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.30%
C000161551 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.90%
C000161551 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161551 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161551 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161551 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161551 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000161551 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.00%
C000161551 | FR_780087953
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161551 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	17.00%
C000211122 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211122 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211122 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211122 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000211122 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	1.20%
C000211122 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	1.20%
C000211122 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211122 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211122 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.00%
C000211122 | FR_780087953
Holdings [Line Items]
Percent of Total Investments	0.90%
C000211122 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	17.00%
C000014080 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014080 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014080 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014080 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014080 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014080 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014080 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014080 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014080 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014080 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014080 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.50%
C000014080 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014080 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014080 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014080 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014080 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014080 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014080 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014080 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000014080 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014080 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014080 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000014080 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.50%
C000014082 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014082 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014082 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014082 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014082 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014082 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014082 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014082 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014082 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014082 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014082 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.50%
C000014082 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014082 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014082 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014082 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014082 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014082 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014082 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014082 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000014082 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014082 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014082 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000014082 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.50%
C000014083 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014083 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014083 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014083 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014083 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014083 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014083 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014083 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014083 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014083 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014083 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.50%
C000014083 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014083 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014083 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014083 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014083 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014083 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014083 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014083 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000014083 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000014083 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000014083 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000014083 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.50%
C000195939 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.00%
C000195939 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.40%
C000195939 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.40%
C000195939 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000195939 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000195939 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195939 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195939 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000195939 | FR_931142103
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195939 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195939 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.50%
C000195939 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195939 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195939 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000195939 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000195939 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000195939 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000195939 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000195939 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000195939 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000195939 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000195939 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000195939 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.50%
C000154981 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.60%
C000154981 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.70%
C000154981 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.70%
C000154981 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000154981 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000154981 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.70%
C000154981 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154981 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154981 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154981 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	1.10%
C000154981 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	43.40%
C000154981 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000154981 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.10%
C000154981 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000154981 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000154981 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154981 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.80%
C000154981 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000154981 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000154981 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000154981 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000154981 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.60%
C000154983 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.60%
C000154983 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.70%
C000154983 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.70%
C000154983 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000154983 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000154983 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.70%
C000154983 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154983 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000154983 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154983 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	1.10%
C000154983 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	43.40%
C000154983 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000154983 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.10%
C000154983 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000154983 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000154983 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154983 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000154983 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.80%
C000154983 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000154983 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000154983 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000154983 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000154983 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.60%
C000235281 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	9.60%
C000235281 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	8.70%
C000235281 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.70%
C000235281 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000235281 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.80%
C000235281 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.70%
C000235281 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235281 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.40%
C000235281 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	1.20%
C000235281 | FR_57636Q104
Holdings [Line Items]
Percent of Total Investments	1.10%
C000235281 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	43.40%
C000235281 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000235281 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.10%
C000235281 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000235281 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000235281 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235281 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000235281 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.80%
C000235281 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000235281 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000235281 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000235281 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000235281 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	43.60%
C000154985 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000154985 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154985 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154985 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000154985 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000154985 | FR_38141G104
Holdings [Line Items]
Percent of Total Investments	1.50%
C000154985 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154985 | FR_92343V104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154985 | FR_00206R102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154985 | FR_172967424
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154985 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	16.70%
C000154985 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000154985 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000154985 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000154985 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000154985 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000154985 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000154985 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000154985 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.70%
C000154985 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.10%
C000154985 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000154985 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.00%
C000154985 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.00%
C000154987 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000154987 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	2.00%
C000154987 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000154987 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000154987 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000154987 | FR_38141G104
Holdings [Line Items]
Percent of Total Investments	1.50%
C000154987 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154987 | FR_92343V104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000154987 | FR_00206R102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154987 | FR_172967424
Holdings [Line Items]
Percent of Total Investments	1.20%
C000154987 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	16.70%
C000154987 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000154987 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000154987 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000154987 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000154987 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000154987 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000154987 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000154987 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.70%
C000154987 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.10%
C000154987 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000154987 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.00%
C000154987 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.00%
C000235282 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.50%
C000235282 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235282 | FR_58933Y105
Holdings [Line Items]
Percent of Total Investments	1.70%
C000235282 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000235282 | FR_91324P102
Holdings [Line Items]
Percent of Total Investments	1.50%
C000235282 | FR_38141G104
Holdings [Line Items]
Percent of Total Investments	1.50%
C000235282 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	1.30%
C000235282 | FR_92343V104
Holdings [Line Items]
Percent of Total Investments	1.30%
C000235282 | FR_00206R102
Holdings [Line Items]
Percent of Total Investments	1.20%
C000235282 | FR_172967424
Holdings [Line Items]
Percent of Total Investments	1.20%
C000235282 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	16.70%
C000235282 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000235282 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000235282 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000235282 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000235282 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000235282 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000235282 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000235282 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.70%
C000235282 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.10%
C000235282 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000235282 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.00%
C000235282 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.00%
C000161544 | FR_219350105
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161544 | FR_92537N108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161544 | FR_958102105
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161544 | FR_573874104
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161544 | FR_80004C200
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161544 | FR_G7997R103
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161544 | FR_74762E102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161544 | FR_231021106
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161544 | FR_778296103
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161544 | FR_934423104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000161544 | Warner Bros Discovery, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000161544 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000161544 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161544 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000161544 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161544 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.80%
C000161544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000161544 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000161544 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000161544 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000161544 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000161544 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000161544 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000161547 | FR_219350105
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161547 | FR_92537N108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000161547 | FR_958102105
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161547 | FR_573874104
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161547 | FR_80004C200
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161547 | FR_G7997R103
Holdings [Line Items]
Percent of Total Investments	0.80%
C000161547 | FR_74762E102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161547 | FR_231021106
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161547 | FR_778296103
Holdings [Line Items]
Percent of Total Investments	0.70%
C000161547 | FR_934423104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000161547 | Warner Bros Discovery, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000161547 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000161547 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161547 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000161547 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000161547 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.80%
C000161547 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000161547 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000161547 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000161547 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000161547 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000161547 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000161547 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000235283 | FR_219350105
Holdings [Line Items]
Percent of Total Investments	0.90%
C000235283 | FR_92537N108
Holdings [Line Items]
Percent of Total Investments	0.90%
C000235283 | FR_958102105
Holdings [Line Items]
Percent of Total Investments	0.80%
C000235283 | FR_573874104
Holdings [Line Items]
Percent of Total Investments	0.80%
C000235283 | FR_80004C200
Holdings [Line Items]
Percent of Total Investments	0.80%
C000235283 | FR_G7997R103
Holdings [Line Items]
Percent of Total Investments	0.80%
C000235283 | FR_74762E102
Holdings [Line Items]
Percent of Total Investments	0.70%
C000235283 | FR_231021106
Holdings [Line Items]
Percent of Total Investments	0.70%
C000235283 | FR_778296103
Holdings [Line Items]
Percent of Total Investments	0.70%
C000235283 | FR_934423104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000235283 | Warner Bros Discovery, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000235283 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000235283 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000235283 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000235283 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000235283 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.80%
C000235283 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000235283 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000235283 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000235283 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000235283 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000235283 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000235283 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.60%